Other long-term liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Undiscounted amount of estimated cash flows required to settle liabilities	$ 50.6	$ 52.1